DEFERRED INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED INCOME

	December 31, 2023	December 31, 2022
Deferred, revenue beginning	$63,690	$5,233
Revenue recognized	(64,816)	(4,939)
Unearned revenues received	108,800	63,396
	$107,674	$63,690
Current portion	$12,112	$63,690
Long term portion	95,562	-
	$107,674	$63,690